Derivative Financial Instruments - Summary of Impacts of Hedging Instruments on Statement of Financial Position (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Forward currency contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	¥ 4,495	$ 829
Forward currency contracts [member] | Foreign currency risk.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,495
Carrying amount, Liabilities	¥ (29)
Line item in the statement of financial position	Derivative financial instruments (liabilities)
Change in fair value used for measuring hedge ineffectiveness for the year RMB million	¥ (28)
Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,566
Interest rate swaps [member] | Interest Rate Risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,566		$ 1,102
Carrying amount, Assets	¥ 223
Line item in the statement of financial position	Derivative financial instruments (assets)
Change in fair value used for measuring hedge ineffectiveness for the year RMB million	¥ 92